11 Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Net revenue	R$ 58,543,494	R$ 52,323,525	R$ 57,999,866
Cost of products sold	(47,331,414)	(45,879,118)	(46,576,657)
Gross profit	11,212,080	6,444,407	11,423,209
Income (expenses)
Selling and distribution	(1,852,055)	(1,783,455)	(1,689,179)
(Loss) reversals for impairment of trade accounts receivable	(55,252)	(7,069)	87,008
General and administrative	(1,918,747)	(2,224,180)	(1,793,185)
Research and development	(250,648)	(247,730)	(219,256)
Results from equity investments	(19,398)	10,218	(888)
Other income	750,749	2,408,434	1,027,222
Other expenses	(7,938,621)	(4,446,942)	(554,713)
Operating profit	(71,892)	153,683	8,280,218
Financial results
Financial expenses	(4,913,365)	(3,882,785)	(3,007,551)
Financial income	600,184	850,554	589,052
Exchange rate variations, net	(5,298,711)	(1,724,520)	(2,256,983)
Finance income (cost)	(9,611,892)	(4,756,751)	(4,675,482)
(Loss) profit before income tax and social contribution	(9,683,784)	(4,603,068)	3,604,736
IR and CSL - current and deferred	2,668,478	1,962,670	(736,551)
IR and CSL - current and deferred	2,668,478	1,962,670	(736,551)
(Loss) profit for the year	(7,015,306)	(2,640,398)	2,868,185
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [member]
Disclosure of subsidiaries [line items]
Net revenue	55,779,528	49,961,286	54,851,243
Cost of products sold	(45,563,723)	(44,111,980)	(44,928,721)
Gross profit	10,215,805	5,849,306	9,922,522
Income (expenses)
Selling and distribution	(1,609,844)	(1,582,794)	(1,495,507)
(Loss) reversals for impairment of trade accounts receivable	(55,074)	(4,772)	87,008
General and administrative	(1,739,541)	(2,082,002)	(1,669,277)
Research and development	(250,648)	(247,730)	(219,256)
Results from equity investments	1,026,922	326,427	(76,821)
Other income	748,923	2,102,684	656,725
Other expenses	(7,573,874)	(4,466,450)	(502,795)
Operating profit	(1,291,175)	(758,185)	6,856,241
Financial results
Financial expenses	(3,851,233)	(3,009,471)	(2,227,544)
Financial income	1,032,530	1,135,118	867,185
Exchange rate variations, net	(4,823,269)	(1,768,850)	(2,014,205)
Finance income (cost)	(7,641,972)	(3,643,203)	(3,374,564)
(Loss) profit before income tax and social contribution	(8,933,147)	(4,401,388)	3,481,677
IR and CSL - current and deferred	2,253,684	1,873,207	(639,394)
IR and CSL - current and deferred	2,253,684	1,873,207	(639,394)
(Loss) profit for the year	(6,679,463)	(2,528,181)	2,842,283
Braskem Idesa Consolidated [member]
Disclosure of subsidiaries [line items]
Net revenue	4,046,581	3,050,420	3,766,371
Cost of products sold	(3,112,129)	(2,509,060)	(2,314,998)
Gross profit	934,452	541,360	1,451,373
Income (expenses)
Selling and distribution	(242,211)	(200,661)	(193,672)
(Loss) reversals for impairment of trade accounts receivable	(178)	(2,297)
General and administrative	(179,350)	(141,269)	(123,576)
Other income	1,826	305,750	370,497
Other expenses	(364,747)	19,508	(51,918)
Operating profit	149,792	522,391	1,452,704
Financial results
Financial expenses	(1,505,628)	(1,205,412)	(1,090,019)
Financial income	11,150	47,534	31,879
Exchange rate variations, net	(482,125)	75,610	(232,064)
Finance income (cost)	(1,976,603)	(1,082,268)	(1,290,204)
(Loss) profit before income tax and social contribution	(1,826,811)	(559,877)	162,500
IR and CSL - current and deferred	414,794	89,463	(97,157)
IR and CSL - current and deferred	414,794	89,463	(97,157)
(Loss) profit for the year	(1,412,017)	(470,414)	65,343
Eliminations [member]
Disclosure of subsidiaries [line items]
Net revenue	(1,282,615)	(688,181)	(617,748)
Cost of products sold	1,344,438	741,922	667,062
Gross profit	61,823	53,741	49,314
Income (expenses)
General and administrative	144	(909)	(332)
Results from equity investments	(1,007,524)	(336,645)	77,709
Operating profit	1,069,491	389,477	(28,727)
Financial results
Financial expenses	443,496	332,098	310,012
Financial income	(443,496)	(332,098)	(310,012)
Exchange rate variations, net	6,683	(31,280)	(10,714)
Finance income (cost)	6,683	(31,280)	(10,714)
(Loss) profit before income tax and social contribution	1,076,174	358,197	(39,441)
(Loss) profit for the year	R$ 1,076,174	R$ 358,197	R$ (39,441)